Revenue from product sales (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Mining Revenue [Line Items]
Revenue from sale of gold	$ 6,188	$ 4,334
By-products	152	74
Revenue from product sales	6,340	4,408
Revenue, provisional price adjustments amount	0	0
Spot market sales
Mining Revenue [Line Items]
Revenue from sale of gold	6,038	4,337
Concentrate sales
Mining Revenue [Line Items]
Revenue from sale of gold	$ 150	$ (3)